Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 117	$ 112	$ 230	$ 225